Balances and Transactions with Related Parties (Details 3) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Key management personnel [Member]
Disclosure of transactions between related parties [line items]
Research and development expenses	₪ 634	$ 183	₪ 1,063	₪ 713
General and administrative expenses	2,014	581	2,317	921
Total	2,648	764	3,380	1,634
Related parties [Member]
Disclosure of transactions between related parties [line items]
Research and development expenses	2,661	767	1,544	1,422
General and administrative expenses	2,507	724	1,116	811
Total	₪ 5,168	$ 1,491	₪ 2,660	₪ 2,233